Share-Based Payments - Assumptions of Warrants (Details) - Warrants.	6 Months Ended
Jun. 30, 2022 $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected term (in years)	6 years 6 months
Expected volatility	85.00%
Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free interest rate	2.43%
Share price	$ 1.71
Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free interest rate	3.54%
Share price	$ 3.03